Note 10 - Other Fixed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Other Fixed Assets (Details) [Line Items]
Property, Plant and Equipment, Other, Gross	$ 5,771	$ 5,727
Property, Plant and Equipment, Other, Accumulated Depreciation	4,438	4,326
Depreciation	668	757	$ 6,429
General and Administrative Expense [Member]
Note 10 - Other Fixed Assets (Details) [Line Items]
Depreciation	$ 127	$ 120	$ 335